EMPLOYEE BENEFITS - fair value (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Inputs to option pricing model, share options granted [Abstract]
7 day VWAP of the DRDGOLD Limited share	R 3.71	R 4.23	R 2.26
Forward dividend yield	1.80%	0.70%	4.30%
Phantom shares [Member]
Inputs to option pricing model, share options granted [Abstract]
7 day VWAP of the DRDGOLD Limited share	R 2.93	R 6.39